Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value on a Recurring Basis using Significant Unobservable Inputs	The following is a reconciliation of the beginning and ending balances for the convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended September 30, 2025:
For the Year Ended September 30,
2025
Opening balance	$-
New convertible note issued	3,112,549
Change in fair value of convertible notes	536,295
Conversion of convertible note	(3,648,844)
Ending balance	$-
The following is a reconciliation of the beginning and ending balances for warrants liabilities measured at fair value for the year ended September 30, 2025:
For the Year Ended September 30,
2025
Opening balance	$-
Warrants issued in connection with the convertible note	1,887,451
Change in fair value of warrants liabilities	7,387,121
Conversion of warrants liabilities	(9,274,572)
Ending balance	$-

Schedule of Property and Equipment Useful Life	Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office equipment	3-5 years
Leasehold improvement	3-10 years
Building	20 years

Schedule of Intangible Assets Useful Life

The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated economic lives, which is determined to be as follows:

Useful life
Software	3 years
Customized technology for water transportation equipment	10 years

Schedule of Disaggregation of Revenue

For the years ended September 30, 2025, 2024 and 2023, the disaggregation of revenue by major revenue stream and time of the revenue recognition is as follows:

	For the Years Ended September 30,
	2025	2024	2023
Category of Revenue:
Tutorial service, logistic, consulting services and education related services	$1,611,711	$2,237,040	$2,592,989
E-commerce revenue and others	33,868,001	3,850,417	-
Total	$35,479,712	$6,087,457	$2,592,989
Timing of Revenue Recognition:
Revenue recognized over time	$2,025,026	$2,239,202	$2,257,311
Revenue recognized at a point in time	33,454,686	3,848,255	335,678
Total	$35,479,712	$6,087,457	$2,592,989

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2025	September 30, 2024	September 30, 2023
Balance sheet items, except for equity accounts	$1=RMB 7.1190	$1=RMB7.0176	$1=RMB 7.2960
Items in the statements of operations and comprehensive loss and cash flows	$1=RMB 7.2125	$1=RMB7.2043	$1=RMB 7.0533